Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,153,017	$ 959,589	$ 397,744
Capitalized development cost [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	838,291	838,291	361,353
Net of carrying value	$ 1,619,930	$ 3,443,642	$ 3,468,617